Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum lease payments under noncancelable operating leases [Abstract]
2017	$ 156.4
2018	119.5
2019	90.1
2020	69.4
2021	56.2
Thereafter	100.7
Total minimum lease payments	592.3
Rental expense [Abstract]
Rental expense for all operating leases	$ 166.5	$ 174.9	$ 197.0